Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Risk Management [abstract]
Summary of Exposure to Various Currencies Denominated in Foreign Currency
The tables below summarize Eldorado’s exposure to the various currencies denominated in the foreign currency at December 31, 2019 and 2018, as listed below. The tables do not include amounts denominated in U.S. dollars.

24. Financial risk management (continued)

2019	Canadian dollar	Australian dollar	Euro	Turkish lira	Chinese renminbi	Romanian lei	British pound	Brazilian real	Barbados bajan
(Amounts in thousands)	$	$	€	TRY	¥	lei	£	R$	$

Cash and cash equivalents	10,204	435	10,692	9,930	60	1,599	371	1,101	16
Marketable securities	4,971	—	—	—	—	—	—	—	—
Accounts receivable and other	13,010	3	8,631	8,923	—	2,767	—	6,356	—
Accounts payable and accrued liabilities	(59,583)	(8)	(47,361)	(109,765)	—	(1,421)	—	(1,639)	—
Other non-current liabilities	(1,520)	—	(11,497)	—	—	—	—	—	—
Net balance	(32,918)	430	(39,535)	(90,912)	60	2,945	371	5,818	16

Equivalent in U.S. dollars	$(25,259)	$302	$(44,213)	$(14,801)	$9	$690	$491	$1,447	$8

2018	Canadian dollar	Australian dollar	Euro	Turkish lira	Chinese renminbi	Romanian lei	British pound	Brazilian real	Serbian dinar
(Amounts in thousands)	$	$	€	TRY	¥	lei	£	R$	din

Cash and cash equivalents	19,030	433	6,861	2,664	72	1,904	923	4,539	8,848
Marketable securities	3,509	—	—	—	—	—	—	—	—
Accounts receivable and other	23,672	3	15,552	54,772	—	4,487	—	9,970	8,386
Accounts payable and accrued liabilities	(102,027)	(7)	(34,488)	(44,516)	—	(2,286)	—	(2,941)	(1,004)
Other non-current liabilities	(10,064)	—	(9,191)	(15,877)	—	—	—	—	—
Net balance	(65,880)	429	(21,266)	(2,957)	72	4,105	923	11,568	16,230

Equivalent in U.S. dollars	$(48,292)	$302	$(24,334)	$(562)	$11	$1,010	$1,180	$2,982	$157